Structured Entities and Derecognition of Financial Assets - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	$ 12,755	$ 12,673
Carrying amount of associated liabilities	38,895	42,607
Carrying amount of associated liabilities, fair value	54,734	50,564
Assets	651,604	597,099
Outstanding loans	390,856
Single seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	500	500
Multi seller conduits [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	7,100	7,100
CIBC managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	122,700	114,400
CIBC Structured Collateralized Debt Obligation Vehicles [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	232	334
Community reinvestment act investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	4,800	4,600
Debt and equity investments held	279	241
Credit card securitization trusts [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Credit card receivables	2,900	4,100
Credit card receivables fair value	2,900	4,100
Credit card funding liabilities	2,900	4,100
Credit card funding liabilities fair value	2,900	4,100
Covered bond guarantor [member] | Structured program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	0	300
Carrying amount of associated liabilities, fair value	0	300
Covered bond guarantor [member] | Legislative program [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Carrying amount of associated liabilities	18,900	19,500
Carrying amount of associated liabilities, fair value	19,000	19,600
Company managed investment funds [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Assets	23	64
Non controlling interest	15	31
Community based tax advantaged investments [member]
Disclosure of structured entities and derecognition of financial assets [line items]
Outstanding loans	$ 55	$ 59